Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net income (loss) for the year	$ 3,363	$ (1,485)
Depreciation and amortization	1,454	1,209
Loss on disposal of assets	73
Stock based compensation expense	1,756	2,155
Interest expense and other financing charges	3,670	2,366
Non-cash foreign exchange (gain) loss	576	(67)
Gain on debt extinguishment		(936)
Income tax recovery	(2,053)
Bad debt expense		51
Cash provided by operating activities	8,839	3,293
Net changes in the working capital	(7,122)	(2,255)
Cash from operating activities	1,717	1,038
Investing activities:
Purchase of property, plant and equipment	(4,611)	(125)
Deposits for Jamestown equipment	(6,608)	(541)
Change in long term deposits	(167)
Change in restricted cash	(656)
Cash (used in) investing activities	(12,042)	(666)
Financing activities
Proceeds from issuance of shares, net of issuance cost	11,582
Proceeds from exercise of warrants	3,249
Proceeds from exercise of options	1,547	131
Proceeds from working capital facilities	79,757	52,247
Repayment of working capital facilities	(77,895)	(47,805)
Debt issuance cost paid on working capital facilities	(1,505)
Repayment of vendor take back loan	(1,630)	(1,879)
Proceeds from EXIM loan	4,373
Repayment of promissory note	(519)
Interest and other finance cost	(2,122)	(2,533)
Government assistance	(203)	(55)
Lease payments	(732)	(735)
Cash from (used in) financing activities	15,902	(629)
Increase (decrease) in cash and cash equivalents	5,577	(257)
Cash and cash equivalents, beginning of year	781	1,032
Effect of movements in exchange rates on cash held		6
Cash and cash equivalents at end of year	6,358	781
Supplemental cash flow disclosures:
Interest paid	2,122	2,233
Income tax paid